Regulatory Matters and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Matters and Stockholders' Equity [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

					To be Well Capitalized
					under Prompt
			For Capital Adequacy		Corrective Action
	Actual		Purposes		Provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

As of December 31, 2015:
Total capital (to risk-weighted assets)	$92,777	16.25%	≥$45,672	≥8.00%	≥$7,090	≥10.00%
Tier 1 capital (to risk-weighted assets)	85,638	15.00	≥34,254	≥6.00	≥45,672	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	85,638	15.00	≥25,690	≥4.50	≥37,108	≥6.50
Tier 1 capital (to average assets)	85,638	11.73	≥29,203	≥4.00	≥36,504	≥5.00

As of December 31, 2014:
Total capital (to risk-weighted assets)	$89,613	17.59%	≥$40,767	≥8.00%	≥$50,959	≥10.00%
Tier 1 capital (to risk-weighted assets)	83,738	16.43	≥20,383	≥4.00	≥30,575	≥6.00
Tier 1 capital (to average assets)	83,738	11.93	≥28,069	≥4.00	≥35,086	≥5.00